FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Carrying Value	$ 4,148	$ 1,549
Fair Value	4,148	1,549
Disclosure of financial liabilities [line items]
Carrying Value	17,119	8,690
Fair Value	16,927	8,416
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	837	589
Fair Value	837	589
Non Recourse Borrowings
Disclosure of financial liabilities [line items]
Carrying Value	12,028	4,577
Fair Value	11,836	4,303
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Carrying Value	4,153	3,426
Fair Value	4,153	3,426
Financial liabilities
Disclosure of financial liabilities [line items]
Carrying Value	75	72
Fair Value	75	72
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	26	26
Fair Value	26	26
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	539	445
Fair Value	539	445
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	2,218	441
Fair Value	2,218	441
Financial Assets
Disclosure of financial assets [line items]
Carrying Value	103	97
Fair Value	103	97
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	1,288	566
Fair Value	$ 1,288	$ 566